Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	ANHEUSER-BUSCH INBEV SA/NV
Entity Central Index Key	0001668717
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	BE
Entity Common Stock, Shares Outstanding	1,693,242,156
ICFR Auditor Attestation Flag	true
Ordinary shares [member]
Document Information [Line Items]
Trading Symbol	BUD
Title of 12(b) Security	Ordinary shares without nominal value
Security Exchange Name	NYSE
American Depositary Shares, each representing one ordinary share without nominal value
Document Information [Line Items]
Trading Symbol	BUD
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share without nominal value
Security Exchange Name	NYSE
6.375% Notes due 2040 (issued January 2010)
Document Information [Line Items]
Trading Symbol	BUD40
Title of 12(b) Security	6.375% Notes due 2040 (issued January 2010)
Security Exchange Name	NYSE
8.200% Notes due 2039 (issued March 2011)
Document Information [Line Items]
Trading Symbol	BUD39
Title of 12(b) Security	8.200% Notes due 2039 (issued March 2011)
Security Exchange Name	NYSE
3.750% Notes due 2042 (issued July 2012)
Document Information [Line Items]
Trading Symbol	BUD42A
Title of 12(b) Security	3.750% Notes due 2042 (issued July 2012)
Security Exchange Name	NYSE
4.000% Notes due 2043 (issued January 2013)
Document Information [Line Items]
Trading Symbol	BUD/43
Title of 12(b) Security	4.000% Notes due 2043 (issued January 2013)
Security Exchange Name	NYSE
4.625% Notes due 2044 (issued January 2014)
Document Information [Line Items]
Trading Symbol	BUD/44
Title of 12(b) Security	4.625% Notes due 2044 (issued January 2014)
Security Exchange Name	NYSE
3.650% Notes due 2026 (issued January 2016)
Document Information [Line Items]
Trading Symbol	BUD/26
Title of 12(b) Security	3.650% Notes due 2026 (issued January 2016)
Security Exchange Name	NYSE
4.700% Notes due 2036 (issued January 2016)
Document Information [Line Items]
Trading Symbol	BUD/36
Title of 12(b) Security	4.700% Notes due 2036 (issued January 2016)
Security Exchange Name	NYSE
4.900% Notes due 2046 (issued January 2016)
Document Information [Line Items]
Trading Symbol	BUD/46
Title of 12(b) Security	4.900% Notes due 2046 (issued January 2016)
Security Exchange Name	NYSE
4.950% Notes due 2042 (issued December 2016)
Document Information [Line Items]
Trading Symbol	BUD/42
Title of 12(b) Security	4.950% Notes due 2042 (issued December 2016)
Security Exchange Name	NYSE
6.625% Notes due 2033 (issued December 2016)
Document Information [Line Items]
Trading Symbol	BUD/33
Title of 12(b) Security	6.625% Notes due 2033 (issued December 2016)
Security Exchange Name	NYSE
5.875% Notes due 2035 (issued December 2016)
Document Information [Line Items]
Trading Symbol	BUD/35
Title of 12(b) Security	5.875% Notes due 2035 (issued December 2016)
Security Exchange Name	NYSE
4.439% Notes due 2048 (issued August 2017)
Document Information [Line Items]
Trading Symbol	BUD/48
Title of 12(b) Security	4.439% Notes due 2048 (issued August 2017)
Security Exchange Name	NYSE
4.000% Notes due 2028 (issued April 2018)
Document Information [Line Items]
Trading Symbol	BUD/28
Title of 12(b) Security	4.000% Notes due 2028 (issued April 2018)
Security Exchange Name	NYSE
4.375% Notes due 2038 (issued April 2018)
Document Information [Line Items]
Trading Symbol	BUD/38
Title of 12(b) Security	4.375% Notes due 2038 (issued April 2018
Security Exchange Name	NYSE
4.600% Notes due 2048 (issued April 2018)
Document Information [Line Items]
Trading Symbol	BUD/48A
Title of 12(b) Security	4.600% Notes due 2048 (issued April 2018)
Security Exchange Name	NYSE
4.750% Notes due 2058 (issued April 2018)
Document Information [Line Items]
Trading Symbol	BUD/58
Title of 12(b) Security	4.750% Notes due 2058 (issued April 2018)
Security Exchange Name	NYSE
Floating Rate Notes due 2024 (issued April 2018)
Document Information [Line Items]
Trading Symbol	BUD24A
Title of 12(b) Security	Floating Rate Notes due 2024 (issued April 2018)
Security Exchange Name	NYSE
4.150% Notes due 2025 (issued January 2019)
Document Information [Line Items]
Trading Symbol	BUD/25
Title of 12(b) Security	4.150% Notes due 2025 (issued January 2019)
Security Exchange Name	NYSE
4.750% Notes due 2029 (issued January 2019)
Document Information [Line Items]
Trading Symbol	BUD/29
Title of 12(b) Security	4.750% Notes due 2029 (issued January 2019)
Security Exchange Name	NYSE
4.900% Notes due 2031 (issued January 2019)
Document Information [Line Items]
Trading Symbol	BUD/31
Title of 12(b) Security	4.900% Notes due 2031 (issued January 2019)
Security Exchange Name	NYSE
5.450% Notes due 2039 (issued January 2019)
Document Information [Line Items]
Trading Symbol	BUD/39A
Title of 12(b) Security	5.450% Notes due 2039 (issued January 2019)
Security Exchange Name	NYSE
5.550% Notes due 2049 (issued January 2019)
Document Information [Line Items]
Trading Symbol	BUD/49
Title of 12(b) Security	5.550% Notes due 2049 (issued January 2019)
Security Exchange Name	NYSE
5.800% Notes due 2059 (issued January 2019)
Document Information [Line Items]
Trading Symbol	BUD/59
Title of 12(b) Security	5.800% Notes due 2059 (issued January 2019)
Security Exchange Name	NYSE
4.900% Notes due 2046 (issued May 2019)
Document Information [Line Items]
Trading Symbol	BUD/46A
Title of 12(b) Security	4.900% Notes due 2046 (issued May 2019)
Security Exchange Name	NYSE
4.700% Notes due 2036 (issued May 2019)
Document Information [Line Items]
Trading Symbol	BUD/36A
Title of 12(b) Security	4.700% Notes due 2036 (issued May 2019)
Security Exchange Name	NYSE
3.650% Notes due 2026 (issued May 2019)
Document Information [Line Items]
Trading Symbol	BUD/26A
Title of 12(b) Security	3.650% Notes due 2026 (issued May 2019)
Security Exchange Name	NYSE
3.500% Notes due 2030 (issued April 2020)
Document Information [Line Items]
Trading Symbol	BUD/30
Title of 12(b) Security	3.500% Notes due 2030 (issued April 2020)
Security Exchange Name	NYSE
4.350% Notes due 2040 (issued April 2020)
Document Information [Line Items]
Trading Symbol	BUD/40
Title of 12(b) Security	4.350% Notes due 2040 (issued April 2020)
Security Exchange Name	NYSE
4.500% Notes due 2050 (issued April 2020)
Document Information [Line Items]
Trading Symbol	BUD/50
Title of 12(b) Security	4.500% Notes due 2050 (issued April 2020)
Security Exchange Name	NYSE
4.600% Notes due 2060 (issued April 2020)
Document Information [Line Items]
Trading Symbol	BUD/60
Title of 12(b) Security	4.600% Notes due 2060 (issued April 2020)
Security Exchange Name	NYSE